CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Q3) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income	$ 1,119	$ 1,701	$ 2,155	$ 2,769	$ 1,267
Adjustments to reconcile net income from operations to net cash flows provided by operating activities, net of acquisitions and dispositions
Depreciation and amortization	241	251	335	357	372
Deferred income tax provision	121	(109)	(122)	133	73
Stock compensation costs	56	40	52	44	34
Equity method investment net earnings	(148)	(198)	(236)	(220)	(218)
Distributions from equity method investments	88	80	158	143	142
Impairment charge on minority-owned joint venture investments	72	108	108	0	0
Gain on sale of investment	(252)	0
Changes in operating assets and liabilities
Accounts receivable, net	(117)	(205)	(129)	(211)	159
Contract assets, current	(120)	(50)	23	(67)	0
Inventories, net	(237)	(269)	(2)	(151)	(102)
Other assets, current	52	50	17	(7)	(21)
Accounts payable and accrued liabilities	529	(198)	(311)	88	192
Contract liabilities, current	44	(10)	(18)	24	0
Defined benefit plan contributions	(29)	(29)	(36)	(45)	(44)
Other operating activities, net	74	(173)	8	(3)	(137)
Net cash flows provided by operating activities	1,493	989	2,002	2,055	2,098
Investing Activities
Capital expenditures	(151)	(139)	(243)	(263)	(326)
Proceeds on sale of investment	300	0	0	0	596
Receipt from settlement of derivative contracts	67	0
Other investing activities, net	14	(11)	24	(44)	125
Net cash flows provided by (used in) investing activities	230	(150)	(213)	415	271
Financing Activities
(Decrease) increase in short-term borrowings, net	(22)	43	25	3	(8)
Issuance of long-term debt	11,762	106	107	117	99
Repayment of long-term debt	(124)	(98)	(138)	0	(103)
Dividends paid on common stock	(70)	0
Dividends paid to non-controlling interest	(17)	(4)	(28)	(46)	(31)
Net transfers to UTC	(10,359)	(1,111)	(1,954)	(2,685)	(1,850)
Other financing activities, net	3	(31)	21	(16)	(14)
Net cash flows provided by (used in) financing activities	1,173	(1,095)	(1,967)	(2,627)	(2,193)
Effect of Exchange Rate on Cash and Cash Equivalents [Abstract]
Effect of foreign exchange rate changes on cash and cash equivalents	0	(12)	1	(39)	64
Net (decrease) increase in cash, cash equivalents and restricted cash	2,896	(268)	(177)	(196)	240
Cash, cash equivalents and restricted cash, beginning of year	957	1,134	1,134	1,330	1,090
Cash, cash equivalents and restricted cash, end of year	3,853	866	957	1,134	1,330
Less: restricted cash	5	4	5	5	6
Cash and cash equivalents, end of period	$ 3,848	$ 862	$ 952	$ 1,129	$ 1,324